Subsequent Events	6 Months Ended
Sep. 30, 2020
Subsequent Events
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The Company has made full payment of the forbearance redemption amounts in accordance with the Forbearance Agreements to the investors (Note 11). Upon full payment, each investor returned 2,000,000 Ordinary Shares to the Company, which served as security for the Company’s obligations owed to the investors. On November 2, 2020, the Company has cancelled the 4,000,000 Ordinary Shares.

After the full payment in accordance with the Forbearance Agreements, FT Global Capital, Inc. (“FT Global”), the placement agent for such private placement demanded that additional warrant should be issued to Mr. Jian Ke, the president of FT Global according to certain placement agency agreement entered by and between the Company and it on May 2, 2019. After friendly negotiation, the Company and FT Global agreed to settle this claim and signed certain settlement agreement on January 18, 2021. Pursuant to such settlement agreement, the Company issued a new warrant to Mr. Ke for purchase of 1,000,000 Ordinary Shares on the same terms and conditions as the warrants issued to Mr. Ke on May 2, 2019.

On November 24, 2020, the Company entered into certain securities purchase agreement with Xing Yuan, a non-affiliate non-U.S. person, pursuant to which Mr. Yuan agreed to purchase 12,000,000 ordinary shares of the Company, par value $0.001 per share at a per share purchase price of $0.60. The gross proceeds of this transaction are $7,200,000. As of date of this report, this private placement has not been closed as Mr. Yuan has not delivered the purchase price yet.

The Company did not renew the loan made to RH Holdings Management (HK) Limited upon maturity and expects to fully collect the loan within 3 months after the issuance date of these financial statements.

The Company evaluated all events and transactions that occurred after September 30, 2020 up through the date the Company and concluded that no other material subsequent events except for the disclosed above.